S-K 1603(a) SPAC Sponsor	Oct. 30, 2026
SPAC Sponsor [Line Items]
SPAC Sponsor Name	QUANT CORE HOLDINGS LIMITED
SPAC Sponsor Form of Organization	Limited Liability Company
SPAC Sponsor Business, General Character [Text Block]	The shareholder of the sponsor is Mr. Chun Hin Leslie Chow, who resides in Hong Kong. In accordance with the governing documents of the sponsor, Mr. Chow is the sole shareholder and sole director of the sponsor and deemed to have the voting and dispositive rights over the securities of us held by the sponsor.